Non-Interest Income and Non-Interest Expense	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Non-Interest Income and Non-Interest Expense
Non-Interest Income and Non-Interest Expense
The significant components of non-interest income and non-interest expense for the years ended December 31, 2015, 2014 and 2013 are presented below:

	In Thousands
	2015	2014	2013
Non-interest income:
Service charges on deposits	$5,148	$4,374	4,090
Other fees and commissions	9,321	8,519	7,651
BOLI and annuity earnings	877	376	75
Security gains, net	185	545	78
Fees and gains on sales of loans	4,048	2,780	3,298
Gain on sale of other real estate, net	362	77	—
Gain on sale of fixed assets, net	—	7	12
	$19,941	$16,678	15,204

	In Thousands
	2015	2014	2013
Non-interest expense:
Employee salaries and benefits	$31,556	$27,793	25,697
Occupancy expenses	3,444	3,100	2,715
Furniture and equipment expenses	2,063	1,767	1,406
Loss on the sale of fixed assets, net	53	—	—
Loss on sales of other assets, net	2	6	3
Write downs and loss on sales of other real estate, net	—	—	1,642
Data processing expenses	2,476	2,313	1,902
FDIC insurance	953	1,049	1,220
Directors’ fees	735	720	707
Other operating expenses	10,877	10,957	13,495
	$52,159	$47,705	48,787